NET LOSS PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Summary of Earnings per Shares, basic and diluted
Presented in the table below is a reconciliation of the numerator and denominator for the basic and diluted earnings per share (“EPS”) calculations for the periods ended:

	Three Months Ended
	March 31,
(In thousands, USD, except share and per share amounts)	2023	2022
Numerator:
Net loss	$(18,490)	$(11,572)
Denominator:
Weighted average common shares outstanding
Basic (in number)	76,524,735	74,040,261
Diluted (in number)	76,524,735	74,040,261
Net loss per unit
Basic	$(0.24)	$(0.16)
Diluted	$(0.24)	$(0.16)

Presented in the table below is a reconciliation of the numerator and denominator for the basic and diluted earnings per share (“EPS”) calculations for the periods ended:

(In thousands, USD)	December 31, 2022	December 31, 2021
Numerator:
Net loss attributable to the Company	$(106,200)	$(24,776)
Less cumulative earnings to preferred shareholder	—	(22,822)
Add premium on preferred conversion to common shares	—	4,074
Net income (loss) attributable to common stockholders	$(106,200)	$(43,524)
Denominator:
Weighted average common shares and warrants outstanding
Basic (in number)	75,710,904	41,933,050
Diluted (in number)	75,710,904	41,933,050
Net loss per unit attributable to common stockholder
Basic	$(1.40)	$(1.04)
Diluted	$(1.40)	$(1.04)

Summary of Diluted Shares Outstanding
The following securities were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive:

	Three Months Ended
(Number of shares)	March 31,
	2023	2022
Common stock issued under the Backstop Agreement	9,600,031	9,600,031
Restricted stock grants with only service conditions	4,529,117	3,108,277
Private placement warrants	272,779	272,779

The following securities were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive:

(number of shares)	December 31, 2022	December 31, 2021
Restricted stock grants with only service conditions	3,552,416	—
Common stock issued under the Backstop Agreement	9,600,031	9,600,031
Private Placement Warrants	272,779	272,779
Series C Convertible Preferred Stock	—	2,566,186
Stock Options	—	432,500